Related Party Transactions (Details) (ChiefTechnologyOfficerMember, USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
ChiefTechnologyOfficerMember
Related Party Transaction, Purchases from Related Party	$ 38,958	$ 39,009